TRADE AND OTHER RECEIVABLES - Balances of counterparties who have been assessed as being credit impaired at reporting date (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of financial assets that are either past due or impaired [line items]
Other receivables	R 184.3	R 52.4
Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Loss allowance	5.2	5.0	R 5.6
Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Other receivables	179.1	47.4
Non-credit impaired | Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Loss allowance	0.0	0.0
Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Other receivables	R 5.2	R 5.0